Transactions with Related Parties - Fabiana Ltd (Details)			1 Months Ended					0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] EUR (€)	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member] USD ($)	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]
Annual Remuneration			$ 3,600,000	€ 2,700,000				$ 4,000,000
Shares Granted			4,500,000	4,500,000				9,000,000
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Vesting period			3 years 0 months 0 days	3 years 0 months 0 days				8 years 0 months 0 days
Vested number of shares on grant date			1,000,000	1,000,000				1,000,000
Vested in period					1,500,000	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000